Non-controlling interests	12 Months Ended
Dec. 31, 2019
Non-controlling interests.
Non-controlling interests

26 Non-controlling interests

Following the acquisition of a majority stake in Acerta Pharma on 2 February 2016, the Group Financial Statements at 31 December 2019 reflect equity of $1,456m (2018: $1,567m; 2017: $1,676m) and total comprehensive losses of $111m (2018: losses of $109m; 2017: losses of $132m) attributable to the non-controlling interest, held by other parties, in Acerta Pharma. The following summarised financial information, for Acerta Pharma and its subsidiaries, is presented on a stand alone basis since the acquisition date, and before the impact of Group-related adjustments, some of which are incorporated into this calculation of the loss attributable to the non-controlling interests:

	2019	2018	2017
	$m	$m	$m
Total Revenue	–	–	–
(Loss)/profit after tax	(422)	(9)	412
Other comprehensive income	–	–	–
Total comprehensive (loss)/income	(422)	(9)	412

	2019	2018	2017
	$m	$m	$m
Non-current assets	157	16	3
Current assets	475	526	904
Total assets	632	542	907
Current liabilities	(310)	(63)	(417)
Non-current liabilities	(267)	–	–
Total liabilities	(577)	(63)	(417)
Net assets/(liabilities)	55	479	490

	2019	2018	2017
	$m	$m	$m
Net cash (outflow)/inflow from operating activities	(13)	7	5
Net cash inflow/(outflow) from investing activities	7	(4)	–
Net cash inflow from financing activities	7	–	–
Increase/(decrease) in cash and cash equivalents in the year	1	3	5

The total reported total comprehensive losses of $107m (2018: losses of $106m; 2017: losses of $133m) and equity of $1,469m (2018: $1,576m; 2017: $1,682m) attributable to non-controlling interests held by other parties, comprises the Acerta Pharma results and immaterial amounts in AstraZeneca Pharma India Limited and P.T. AstraZeneca Indonesia.

The non-controlling interest in Acerta Pharma is subject to a put option, exercisable by the minority shareholders at certain points in the future, dependent on regulatory outcomes of Calquence (acalabrutinib) in Europe. This put option gives rise to a liability (see Note 20).